Intangible Assets - Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 732	$ 937	$ 1,075
Total amortization expense	1,093	1,311	1,440
Depreciation And Amortization Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	732	937	1,075
Direct lodging expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 361	$ 374	$ 365